Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends	$ 12,397,885
Net appreciation in fair value of investments	64,027,801
Net investment income	76,425,686
Interest income on notes receivable from participants	136,657
Contributions:
Participants	18,473,987
Employer	12,188,015
Rollovers	1,926,400
Total contributions	32,588,402
Deductions from net assets attributed to:
Benefits paid to participants and beneficiaries	57,417,927
Plan expenses	612,240
Total deductions	58,030,167
Net increase in net assets available for benefits	51,120,578
Net assets available for benefits, beginning of year	557,575,374
Net assets available for benefits, end of year	$ 608,695,952